Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 70% - Fidelity Asset Manager 70%	Nov. 29, 2024
Bar Chart Table:
Annual Return 2014	5.61%
Annual Return 2015	(0.55%)
Annual Return 2016	7.08%
Annual Return 2017	18.70%
Annual Return 2018	(7.66%)
Annual Return 2019	22.83%
Annual Return 2020	17.18%
Annual Return 2021	13.98%
Annual Return 2022	(16.90%)
Annual Return 2023	16.45%